Notes to the Assets of the Balance Sheet - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,530,709	€ 3,526,000
Impairment	0
Ending balance	4,652,838	3,530,709
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,597,000	19,836,000
Additions	3,099,000	1,821,000
Disposals	(920,000)	(3,060,000)
Ending balance	20,776,000	18,597,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,066,000	16,310,000
Depreciation Charge for the Year	1,966,000	1,812,000
Impairment	10,000
Disposals	(919,000)	(3,056,000)
Ending balance	16,123,000	15,066,000
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,900,000	2,845,000
Ending balance	2,732,000	2,900,000
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,658,000	17,335,000
Additions	1,647,000	1,780,000
Disposals	(919,000)	(1,457,000)
Ending balance	18,386,000	17,658,000
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,758,000	14,490,000
Depreciation Charge for the Year	1,805,000	1,723,000
Impairment	10,000
Disposals	(919,000)	(1,455,000)
Ending balance	15,654,000	14,758,000
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	631,000	681,000
Ending balance	1,921,000	631,000
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	939,000	2,501,000
Additions	1,452,000	41,000
Disposals	(1,000)	(1,603,000)
Ending balance	2,390,000	939,000
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	308,000	1,820,000
Depreciation Charge for the Year	161,000	89,000
Impairment	0
Disposals	0	(1,601,000)
Ending balance	€ 469,000	€ 308,000